Financial risk management objectives and policies - Hedge accounting (Details) € in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) JPY (¥)	Dec. 31, 2020 USD ($) SEK (kr)	Dec. 31, 2019 USD ($) JPY (¥) CNY (¥) GBP (£) EUR (€)	Dec. 31, 2018 USD ($) JPY (¥) CNY (¥) GBP (£) EUR (€)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 kr / $	Dec. 31, 2020 ¥ / $	Dec. 31, 2020 € / $	Dec. 31, 2020 ¥ / $	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020
Disclosure of detailed information about hedges
Borrowings			$ 18,227,000,000	$ 19,113,000,000									$ 20,380,000,000
Hedging instrument
Total carrying value			18,227,000,000	19,113,000,000									20,380,000,000
Hedged item
Net cash inflow		$ 745,000,000	194,000,000	405,000,000
Instruments in a fair value hedge relationship
Hedging instrument
Total carrying value			339,000,000	346,000,000									371,000,000
Hedged item
Hedge ineffectiveness for the period		1,000,000	(3,000,000)
Instruments designated in cash flow hedge
Hedging instrument
Total carrying value			$ 2,447,000,000	$ 2,495,000,000									2,689,000,000
Investments in foreign operations
Hedging instrument
Nominal amounts in local currency | £				350
Investments in foreign operations | Group's GBP denominated net assets
Hedging instrument
Nominal amounts in local currency | £			350								350
Total carrying value			$ 457,000,000	$ 443,000,000									475,000,000
Opening balance		251,000,000	265,000,000	240,000,000
Fair value (gain)/loss deferred to OCI		18,000,000	14,000,000	(25,000,000)
Closing balance		233,000,000	$ 251,000,000	$ 265,000,000
Average pay interest rate			5.75%	5.75%										5.75%
Investments in foreign operations | Group's EUR denominated net assets
Hedging instrument
Nominal amounts in local currency | €			450	450								450
Total carrying value			$ 498,000,000	$ 508,000,000									$ 548,000,000
Opening balance		(34,000,000)	(44,000,000)	(65,000,000)
Fair value (gain)/loss deferred to OCI		51,000,000	(10,000,000)	(21,000,000)
Closing balance		(85,000,000)	$ (34,000,000)	$ (44,000,000)
Average pay interest rate			0.88%	0.88%										0.88%
Investments in foreign operations | Transactions Matured pre 2018
Hedging instrument
Opening balance			$ 338,000,000	$ 338,000,000
Closing balance				338,000,000
Investments in foreign operations | Transactions Matured pre 2019
Hedging instrument
Opening balance		356,000,000	356,000,000
Closing balance			356,000,000	$ 356,000,000
Investments in foreign operations | Transactions Matured Pre 2020
Hedging instrument
Opening balance		565,000,000
Closing balance		565,000,000	$ 565,000,000
Contingent consideration | Investments in foreign operations
Hedging instrument
Nominal amounts in local currency			5,583,000,000	6,015,000,000									5,252,000,000
Interest rate swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets
Hedging instrument
Nominal amounts in local currency			300	300								300	300,000,000
Interest rate swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets | Floating rate
Hedging instrument
Adjustment to interest rate basis			1.27%	1.27%										1.27%
Interest rate swaps | Instruments designated in cash flow hedge | Group's EUR denominated net assets
Hedging instrument
Nominal amounts in local currency | €			2,200	2,200								2,200
Total carrying value													$ 150,000,000
Opening balance		30,000,000
Fair value (gain)/loss deferred to OCI		(163,000,000)
Fair value (gain)/loss recycled to the income statement		239,000,000
Closing balance		$ (46,000,000)	$ 30,000,000
Average USD FX rate		1.14
Average pay interest rate			2.69%	2.69%										2.69%
Interest rate swaps | Investments in foreign operations | Group's JPY denominated net assets
Hedging instrument
Nominal amounts in local currency | ¥	58,500		58,500	58,500	58,500
Average pay interest rate			0.35%	0.35%										1.53%
Interest rate swaps | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Average pay interest rate														4.80%
Interest rate swaps one | Investments in foreign operations | Group's JPY denominated net assets
Hedging instrument
Nominal amounts in local currency | ¥	58,500		58,300
Hedged item
Net cash inflow	$ 209,000,000
Interest rate swaps one | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Nominal amounts in local currency | ¥				458
Average pay interest rate			1.53%	4.80%
Interest rate swaps two | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Nominal amounts in local currency | ¥			458	919
Average pay interest rate			4.80%	3.12%
Cross currency swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets
Hedging instrument
Total carrying value			$ 10,000,000	$ 16,000,000									$ 43,000,000
Average USD FX rate		1.09	1.09	1.09
Cross currency swaps | Instruments designated in cash flow hedge | Group's EUR denominated net assets
Hedging instrument
Total carrying value			$ (13,000,000)	$ 101,000,000
Opening balance		$ 30,000,000	92,000,000	76,000,000
Fair value (gain)/loss deferred to OCI			114,000,000	95,000,000
Fair value (gain)/loss recycled to the income statement			(52,000,000)	(111,000,000)
Closing balance			$ 30,000,000	$ 92,000,000
Average USD FX rate			1.14	1.14
Cross currency swaps | Investments in foreign operations
Hedging instrument
Nominal amounts in local currency		3,310			4,690	366						99	618,000,000
Total carrying value													$ (5,000,000)
Fair value (gain)/loss deferred to OCI		$ (20,000,000)
Fair value (gain)/loss recycled to the income statement		15,000,000
Closing balance		5,000,000
Exchange rate							8.35373	103.5085	1.21918	6.5561
Cross currency swaps | Investments in foreign operations | Group's JPY denominated net assets
Hedging instrument
Total carrying value				$ 213,000,000
Opening balance		209,000,000	$ 213,000,000	223,000,000
Fair value (gain)/loss deferred to OCI			4,000,000	10,000,000
Closing balance			$ 209,000,000	$ 213,000,000
Average USD FX rate			78.01	78.01
Cross currency swaps | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Nominal amounts in local currency | ¥						458
Total carrying value													2,000,000
Opening balance		(1,000,000)
Fair value (gain)/loss deferred to OCI		1,000,000
Closing balance		$ (2,000,000)	$ (1,000,000)
Average USD FX rate		6.68
Cross currency swap one | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Total carrying value			(1,000,000)	$ 4,000,000
Opening balance		$ (1,000,000)	(4,000,000)	(4,000,000)
Fair value (gain)/loss deferred to OCI			(3,000,000)
Closing balance			$ (1,000,000)	$ (4,000,000)
Average USD FX rate			6.68	6.68
Cross currency swap two | Investments in foreign operations | Group's JPY denominated net assets
Hedging instrument
Total carrying value													19,000,000
Total carrying value			$ (4,000,000)
Opening balance		4,000,000
Fair value (gain)/loss deferred to OCI		(15,000,000)	(4,000,000)
Closing balance		$ 19,000,000	$ 4,000,000
Average USD FX rate		108.03	108.03
Cross currency swap two | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Opening balance			$ 18,000,000	$ 12,000,000
Fair value (gain)/loss deferred to OCI				(6,000,000)
Closing balance				$ 18,000,000
Average USD FX rate				6.09
Put option | Contingent consideration | Investments in foreign operations
Hedging instrument
Total carrying value			5,583,000,000	$ 6,015,000,000									$ 5,252,000,000
Opening balance		$ (2,053,000,000)	(1,805,000,000)	(1,239,000,000)
Fair value (gain)/loss deferred to OCI		(642,000,000)	248,000,000	566,000,000
Closing balance		$ (1,411,000,000)	$ (2,053,000,000)	$ (1,805,000,000)